245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Advisor Series I (the trust): File Nos. 002-84776 and 811-03785

Fidelity Advisor Floating Rate High Income Fund

Fidelity Advisor High Income Advantage Fund

Fidelity Advisor Value Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/William C. Coffey

William C. Coffey

Secretary of the Trust